Equity (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
L T I Program 2020 [Member]
IfrsStatementLineItems [Line Items]
Shares granted	665,381
L T I Program 2019 [Member]
IfrsStatementLineItems [Line Items]
Shares granted		236,758